Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of compensation to key management personnel for employee services

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	290	283	373
Pension, post retirement and other benefits	7	7	12
Share-based payments, net	5	22	39

	302	312	424

Number of persons	8	9	9